RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 1,612,876	$ 1,492,661
Series Fifteen [Member]
Management Fees Paid	25,000	465,000
Series Sixteen [Member]
Management Fees Paid	157,500	230,000
Series Seventeen [Member]
Management Fees Paid	464,062	245,000
Series Eighteen [Member]
Management Fees Paid	859,438	400,000
Series Nineteen [Member]
Management Fees Paid	$ 106,876	$ 152,661